Document and Entity Information	Aug. 05, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2024
Entity File Number	001-40779
Entity Registrant Name	Trump Media & Technology Group Corp.
Entity Central Index Key	0001849635
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4293042
Entity Address, Address Line One	401 N. Cattlemen Rd.
Entity Address, Address Line Two	Ste. 200
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34232
City Area Code	941
Local Phone Number	735-7346
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DJT
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share common stock at an exercise price of $11.50
Trading Symbol	DJTWW
Security Exchange Name	NASDAQ